Quarterly Holdings Report
for
Fidelity® Disruptive Medicine ETF
August 31, 2025
DRM-NPRT1-1025
1.9907232.102
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 3.3%
Health Care - 3.3%
Pharmaceuticals - 3.3%
UCB SA	7,814	1,826,948
CANADA - 1.1%
Health Care - 1.1%
Biotechnology - 1.1%
Xenon Pharmaceuticals Inc (a)(b)	15,658	606,121
CHINA - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Zai Lab Ltd ADR (a)(b)	23,013	761,730
DENMARK - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Ascendis Pharma A/S ADR (a)	3,865	750,854
FRANCE - 1.9%
Health Care - 1.9%
Life Sciences Tools & Services - 1.9%
Sartorius Stedim Biotech	5,191	1,062,159
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	2,142	214,200
NETHERLANDS - 6.1%
Health Care - 6.1%
Biotechnology - 6.1%
Argenx SE ADR (a)	3,053	2,174,347
Merus NV (a)	14,000	921,760
Newamsterdam Pharma Co NV (a)(b)	10,110	243,145

TOTAL NETHERLANDS		3,339,252
SWITZERLAND - 1.5%
Health Care - 1.5%
Life Sciences Tools & Services - 1.5%
Lonza Group AG	1,127	798,612
UNITED STATES - 82.6%
Health Care - 82.6%
Biotechnology - 23.5%
Alnylam Pharmaceuticals Inc (a)	6,399	2,857,218
Arcellx Inc (a)	2,661	184,647
Cogent Biosciences Inc (a)	60,000	724,800
Cytokinetics Inc (a)(b)	12,451	439,894
Day One Biopharmaceuticals Inc (a)	22,022	165,385
Denali Therapeutics Inc (a)	14,918	227,798
Disc Medicine Inc (a)	3,900	232,616
Dyne Therapeutics Inc (a)	28,872	389,483
Exact Sciences Corp (a)	30,936	1,466,985
Immunovant Inc (a)	11,967	175,795
Janux Therapeutics Inc (a)	14,252	323,805
Kymera Therapeutics Inc (a)	7,342	302,490
Legend Biotech Corp ADR (a)	42,453	1,474,393
MoonLake Immunotherapeutics Class A (a)(b)	11,741	654,561
Natera Inc (a)	2,049	344,744
Nurix Therapeutics Inc (a)	18,000	168,120
Regeneron Pharmaceuticals Inc	1,400	812,980
Soleno Therapeutics Inc (a)	6,000	406,020
Stoke Therapeutics Inc (a)(b)	30,010	592,998
Vaxcyte Inc (a)	12,800	394,112
Veracyte Inc (a)	15,586	472,879
		12,811,723
Health Care Equipment & Supplies - 32.0%
Align Technology Inc (a)	2,805	398,198
Boston Scientific Corp (a)	28,000	2,954,000
Dexcom Inc (a)	12,000	904,080
Edwards Lifesciences Corp (a)	17,093	1,390,345
Glaukos Corp (a)(b)	5,000	479,100
Inspire Medical Systems Inc (a)	7,019	657,610
Insulet Corp (a)	6,000	2,039,280
Intuitive Surgical Inc (a)	3,200	1,514,544
iRhythm Technologies Inc (a)	2,971	505,011
Kestra Medical Technologies Ltd (b)	28,000	451,920
Masimo Corp (a)	8,500	1,187,535
Outset Medical Inc (a)	23,994	333,757
Penumbra Inc (a)	6,264	1,707,817
PROCEPT BioRobotics Corp (a)(b)	10,029	402,865
ResMed Inc	3,226	885,569
Stryker Corp	3,468	1,357,410
Tandem Diabetes Care Inc (a)	19,818	247,922
		17,416,963
Health Care Providers & Services - 6.5%
agilon health Inc (a)	300,433	384,554
Astrana Health Inc (a)	13,300	425,068
LifeStance Health Group Inc (a)	194,725	1,067,093
Privia Health Group Inc (a)	35,974	828,841
UnitedHealth Group Inc	2,800	867,636
		3,573,192
Health Care Technology - 9.5%
Doximity Inc Class A (a)	12,688	862,023
Phreesia Inc (a)	26,000	823,159
Veeva Systems Inc Class A (a)	6,764	1,820,869
Waystar Holding Corp (a)	44,560	1,687,933
		5,193,984
Life Sciences Tools & Services - 8.1%
10X Genomics Inc Class A (a)	28,000	392,280
Bruker Corp	11,095	377,008
Danaher Corp	9,208	1,895,191
Repligen Corp (a)	3,000	366,960
Thermo Fisher Scientific Inc	1,917	944,544
West Pharmaceutical Services Inc	1,721	425,001
		4,400,984
Pharmaceuticals - 3.0%
Crinetics Pharmaceuticals Inc (a)(b)	19,000	588,810
Eli Lilly & Co	1,286	942,098
Structure Therapeutics Inc ADR (a)	6,833	131,877
		1,662,785
TOTAL UNITED STATES		45,059,631
TOTAL COMMON STOCKS (Cost $46,189,276)		54,419,507

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	173,643	173,677
Fidelity Securities Lending Cash Central Fund (c)(d)	4.36	1,657,807	1,657,973
TOTAL MONEY MARKET FUNDS (Cost $1,831,650)			1,831,650

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $48,020,926)	56,251,157
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(1,667,604)
NET ASSETS - 100.0%	54,583,553

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	316,059	1,011,417	1,153,799	1,706	-	-	173,677	173,643	0.0%
Fidelity Securities Lending Cash Central Fund	2,691,268	7,293,607	8,326,902	1,751	-	-	1,657,973	1,657,807	0.0%
Total	3,007,327	8,305,024	9,480,701	3,457	-	-	1,831,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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